Schedule of investments
Delaware Diversified Income Fund	July 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.94%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 2.939% (LIBOR01M + 2.85%) 11/25/29 •	1,442,609	$ 1,478,528
Series 2018-C02 2M2 2.289% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	1,757,084	1,776,350
Series 2018-C03 1M2 2.239% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	2,315,968	2,350,334
Series 2018-C05 1M2 2.439% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	1,859,486	1,881,351
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	4,658	5,036
Series 2002-T19 A1 6.50% 7/25/42	51,218	61,411
Series 2004-T1 1A2 6.50% 1/25/44	14,708	17,235
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	12,528	14,352
Series 2003-W1 2A 5.576% 12/25/42 •	7,410	8,242
Series 2004-W11 1A2 6.50% 5/25/44	142,504	167,853
Fannie Mae REMICs
Series 2011-118 DC 4.00% 11/25/41	83,142	89,770
Series 2013-44 Z 3.00% 5/25/43	69,517	72,391
Series 2015-34 OK 0.903% 3/25/44 Ω, ^	721,697	705,745
Series 2017-40 GZ 3.50% 5/25/47	1,924,658	2,107,193
Series 2017-77 HZ 3.50% 10/25/47	2,078,495	2,190,765

Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,883,936
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	1,796,118	1,873,347
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.339% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	4,457,352	4,576,828
Series 2017-DNA3 M2 2.589% (LIBOR01M + 2.50%) 3/25/30 •	1,920,000	1,961,252
Series 2017-HQA2 M2AS 1.139% (LIBOR01M + 1.05%) 12/25/29 •	3,264,729	3,274,329
Series 2018-HQA1 M2 2.389% (LIBOR01M + 2.30%) 9/25/30 •	2,821,945	2,846,834
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.139% (LIBOR01M + 2.05%) 11/25/49 #, •	1,403,467	1,408,622
Series 2020-DNA2 M1 144A 0.839% (LIBOR01M + 0.75%, Floor 0.75%) 2/25/50 #, •	22,223	22,223
NQ-189 [7/21] 9/21 (1845861)    1

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA2 M2 144A 1.939% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	1,500,000	$ 1,510,312
Series 2020-DNA6 M2 144A 2.05% (SOFR + 2.00%) 12/25/50 #, •	9,400,000	9,500,928
Series 2020-HQA2 M2 144A 3.189% (LIBOR01M + 3.10%) 3/25/50 #, •	3,860,501	3,913,144
Series 2021-DNA1 M2 144A 1.85% (SOFR + 1.80%) 1/25/51 #, •	19,600,000	19,659,727
Series 2021-DNA3 M2 144A 2.15% (SOFR + 2.10%) 10/25/33 #, •	6,770,000	6,905,684
Series 2021-DNA5 M2 144A 1.70% (SOFR + 1.65%) 1/25/34 #, •	8,500,000	8,553,443
Series 2021-HQA1 M2 144A 2.30% (SOFR + 2.25%) 8/25/33 #, •	19,600,000	19,817,952
Series 2021-HQA2 M2 144A 2.10% (SOFR + 2.05%) 12/25/33 #, •	13,430,000	13,463,653
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	13,981	16,807
Series T-58 2A 6.50% 9/25/43 ♦	234,347	272,014
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	941,793
Series 2013-182 CZ 2.50% 12/20/43	1,731,791	1,810,629
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,207,279
Total Agency Collateralized Mortgage Obligations (cost $118,619,147)		121,347,292

Agency Commercial Mortgage-Backed Securities — 0.51%
FREMF Mortgage Trust
Series 2012-K22 B 144A 3.686% 8/25/45 #, •	4,470,000	4,607,931
Series 2013-K25 C 144A 3.62% 11/25/45 #, •	3,080,000	3,177,444
Series 2014-K37 B 144A 4.56% 1/25/47 #, •	4,550,000	4,946,869
Series 2014-K717 B 144A 3.58% 11/25/47 #, •	2,015,000	2,020,370
Series 2014-K717 C 144A 3.58% 11/25/47 #, •	690,000	691,217
Series 2015-K44 B 144A 3.68% 1/25/48 #, •	1,000,000	1,082,068
Series 2016-K53 B 144A 4.021% 3/25/49 #, •	1,480,000	1,640,709
Series 2016-K722 B 144A 3.858% 7/25/49 #, •	2,545,000	2,675,687
Series 2017-K71 B 144A 3.753% 11/25/50 #, •	80,000	88,928
Total Agency Commercial Mortgage-Backed Securities (cost $20,394,286)		20,931,223

2    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 22.04%
Fannie Mae 3.00% 2/1/57	164,771	$ 178,428
Fannie Mae S.F. 15 yr
2.00% 3/1/36	20,777,608	21,639,403
2.50% 7/1/36	36,883,335	38,757,447
Fannie Mae S.F. 20 yr
2.00% 3/1/41	9,646,652	9,915,388
2.00% 4/1/41	4,356,528	4,470,555
2.00% 5/1/41	8,816,409	9,055,897
Fannie Mae S.F. 30 yr
2.00% 11/1/50	12,301,063	12,597,771
2.00% 12/1/50	18,205,248	18,605,578
2.00% 1/1/51	13,677,013	13,961,452
2.00% 2/1/51	12,140,009	12,402,875
2.00% 3/1/51	19,885,500	20,291,928
2.00% 5/1/51	3,477,304	3,548,354
2.00% 6/1/51	13,234,756	13,574,930
2.00% 8/1/51	4,169,000	4,269,698
2.50% 9/1/50	9,342,997	9,853,175
2.50% 10/1/50	7,850,495	8,198,994
2.50% 11/1/50	27,463,472	28,652,323
2.50% 1/1/51	10,481,326	10,926,125
2.50% 2/1/51	304,805	317,740
2.50% 4/1/51	1,864,830	1,943,968
2.50% 5/1/51	6,459,064	6,748,186
2.50% 6/1/51	12,274,883	12,892,834
2.50% 7/1/51	43,349,666	45,263,440
3.00% 10/1/46	841,634	899,028
3.00% 4/1/47	95,585	101,490
3.00% 11/1/48	3,341,730	3,526,906
3.00% 10/1/49	12,953,865	13,612,025
3.00% 12/1/49	16,762,924	17,925,524
3.00% 3/1/50	3,691,411	3,898,915
3.00% 6/1/50	5,932,434	6,218,049
3.00% 7/1/50	12,467,304	13,066,779
3.00% 8/1/50	16,612,532	17,483,564
3.00% 9/1/50	5,410,279	5,676,099
3.00% 5/1/51	2,160,221	2,307,514
3.50% 7/1/47	8,409,152	9,114,283
3.50% 12/1/47	1,649,446	1,757,120
3.50% 1/1/48	5,984,950	6,366,095
3.50% 2/1/48	5,812,640	6,319,532
NQ-189 [7/21] 9/21 (1845861)    3

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 11/1/48	4,658,649	$ 4,942,651
3.50% 12/1/49	1,129,944	1,232,139
3.50% 1/1/50	5,577,033	5,909,882
3.50% 3/1/50	4,653,215	4,974,266
3.50% 8/1/50	8,310,923	8,903,530
3.50% 8/1/51	4,768,000	5,081,106
4.00% 4/1/47	2,050,628	2,261,698
4.00% 10/1/48	9,601,335	10,574,822
4.50% 6/1/40	21,669	24,216
4.50% 7/1/40	27,961	30,499
4.50% 2/1/41	2,194,504	2,425,546
4.50% 8/1/41	33,613	37,696
4.50% 4/1/44	240,785	269,829
4.50% 10/1/45	81,257	90,279
4.50% 2/1/46	25,750	28,539
4.50% 5/1/46	1,270,401	1,411,460
4.50% 4/1/48	2,469,913	2,755,523
4.50% 9/1/48	33,446	36,648
4.50% 1/1/49	13,944,163	15,327,059
4.50% 1/1/50	3,820,594	4,171,973
5.00% 7/1/47	405,673	463,265
5.00% 7/1/49	12,677,729	13,916,699
5.50% 5/1/44	26,485,686	30,683,772
6.00% 6/1/41	5,373,217	6,372,795
6.00% 7/1/41	14,846,656	17,618,784
6.00% 1/1/42	4,287,851	5,086,225
Fannie Mae S.F. 30 yr TBA
2.00% 8/1/51	47,908,000	48,864,287
2.50% 8/1/51	73,983,000	77,066,589
Freddie Mac S.F. 15 yr
1.50% 3/1/36	15,176,915	15,502,478
2.00% 12/1/35	15,570,878	16,242,058
3.00% 3/1/35	36,009,969	38,231,759
Freddie Mac S.F. 20 yr
2.00% 3/1/41	11,046,054	11,387,688
2.00% 4/1/41	9,933,657	10,240,893
2.50% 6/1/41	19,118,137	20,008,483
Freddie Mac S.F. 30 yr
2.00% 4/1/51	9,000,306	9,097,827
2.50% 10/1/50	8,509,479	8,980,923
2.50% 11/1/50	7,653,002	8,029,727
4    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.50% 2/1/51	14,049,298	$ 14,838,961
3.00% 11/1/49	8,003,984	8,401,497
3.00% 12/1/49	2,727,765	2,879,505
3.00% 1/1/50	2,559,195	2,709,893
3.00% 5/1/51	18,537,345	20,169,543
3.50% 11/1/48	7,676,208	8,404,111
4.00% 7/1/47	677,351	728,872
4.50% 3/1/42	25,140	28,077
4.50% 1/1/49	122,398	135,311
4.50% 4/1/49	3,375,544	3,700,525
4.50% 8/1/49	7,232,237	7,999,618
5.50% 9/1/41	8,000,403	9,296,397

GNMA I S.F. 30 yr 3.00% 3/15/50	2,164,181	2,263,894
GNMA II S.F. 30 yr
3.00% 8/20/50	3,210,571	3,420,616
5.50% 5/20/37	350,719	404,012
6.50% 6/20/39	2,133	2,511
Total Agency Mortgage-Backed Securities (cost $900,949,879)		910,006,368

Collateralized Debt Obligations — 1.89%
AMMC CLO 22 Series 2018-22A A 144A 1.155% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #, •	4,400,000	4,408,347
Apex Credit CLO Series 2018-1A A2 144A 1.155% (LIBOR03M + 1.03%) 4/25/31 #, •	11,200,000	10,961,440
Atlas Senior Loan Fund X Series 2018-10A A 144A 1.216% (LIBOR03M + 1.09%) 1/15/31 #, •	5,794,992	5,800,335
Black Diamond CLO Series 2017-2A A2 144A 3.127% (LIBOR03M + 1.30%, Floor 1.30%) 1/20/32 #, •	2,800,000	2,793,731
Catamaran CLO Series 2014-1A A1BR 144A 1.528% (LIBOR03M + 1.39%) 4/22/30 #, •	5,000,000	5,028,320
CFIP CLO Series 2017-1A A 144A 1.354% (LIBOR03M + 1.22%) 1/18/30 #, •	6,500,000	6,498,362
NQ-189 [7/21] 9/21 (1845861)    5

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Man GLG US CLO Series 2018-1A A1R 144A 1.274% (LIBOR03M + 1.14%) 4/22/30 #, •	14,700,000	$ 14,715,332
Midocean Credit CLO IX Series 2018-9A A1 144A 1.284% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •	2,250,000	2,251,679
Octagon Investment Partners 51 Series 2021-1A A 144A 1.285% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/34 #, •	7,250,000	7,265,355
Saranac CLO VII Series 2014-2A A1AR 144A 1.385% (LIBOR03M + 1.23%) 11/20/29 #, •	245,987	245,664
Signal Peak CLO 5 Series 2018-5A A 144A 1.235% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	8,400,000	8,413,230
Sounds Point CLO IV-R Series 2013-3RA A 144A 1.284% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #, •	6,000,000	5,996,556
Steele Creek CLO Series 2017-1A A 144A 1.376% (LIBOR03M + 1.25%) 10/15/30 #, •	3,250,000	3,246,467
Venture 42 CLO Series 2021-42A A1A 144A 1.311% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	300,000	299,922
Total Collateralized Debt Obligations (cost $78,060,812)		77,924,740

Corporate Bonds — 36.42%
Banking — 6.94%
Akbank TAS 144A 6.80% 2/6/26 #	1,795,000	1,905,886
Ally Financial 4.70% 5/15/26 μ, ψ	3,405,000	3,570,142
Banco Continental 144A 2.75% 12/10/25 #	2,565,000	2,538,106
Banco de Bogota 144A 6.25% 5/12/26 #	1,075,000	1,177,421
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	1,520,000	1,645,088
Banco del Estado de Chile 144A 2.704% 1/9/25 #	425,000	444,129
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	2,075,000	2,126,045
Banco Industrial 144A 4.875% 1/29/31 #, μ	1,985,000	2,062,326
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	1,235,000	1,494,436
Banco Nacional de Panama 144A 2.50% 8/11/30 #	505,000	489,211
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero 144A 5.95% 10/1/28 #, μ	1,125,000	1,210,961
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	1,140,000	1,205,271
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	1,520,000	1,551,402
6    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
1.734% 7/22/27 μ	690,000	$ 702,317
2.087% 6/14/29 μ	13,975,000	14,240,598
2.299% 7/21/32 μ	5,030,000	5,086,956
2.676% 6/19/41 μ	7,410,000	7,326,311

Bank of China 144A 5.00% 11/13/24 #, *	1,200,000	1,338,641
Bank of Georgia 144A 6.00% 7/26/23 #	1,790,000	1,915,300
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	6,728,000	7,460,141
Barclays
2.667% 3/10/32 μ	2,915,000	2,971,627
5.20% 5/12/26	8,021,000	9,252,063

BBVA Bancomer 144A 5.125% 1/18/33 #, μ	1,051,000	1,087,995
BBVA USA 3.875% 4/10/25	6,005,000	6,658,941
BDO Unibank 2.125% 1/13/26	2,285,000	2,356,636
Citigroup 4.00% 12/10/25 μ, ψ	1,385,000	1,434,583
Credit Agricole 144A 2.811% 1/11/41 #	1,261,000	1,222,300
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	2,760,000	2,879,638
144A 4.194% 4/1/31 #, μ	4,720,000	5,387,313
144A 4.50% 9/3/30 #, μ, ψ	2,170,000	2,163,707
144A 5.25% 2/11/27 #, μ, ψ	2,360,000	2,480,950
144A 7.25% 9/12/25 #, μ, ψ	4,440,000	5,008,164
Deutsche Bank
3.547% 9/18/31 μ	7,170,000	7,758,891
3.729% 1/14/32 μ	6,775,000	6,983,215

Development Bank of Kazakhstan 144A 2.95% 5/6/31 #	500,000	500,175
Emirates NBD Bank PJSC 2.625% 2/18/25	1,405,000	1,471,569
Goldman Sachs Group 1.542% 9/10/27 μ	20,230,000	20,358,226
Hana Bank 144A 1.25% 12/16/26 #	2,220,000	2,215,516
ICICI Bank 144A 4.00% 3/18/26 #	1,410,000	1,537,894
JPMorgan Chase & Co.
2.58% 4/22/32 μ	9,340,000	9,724,617
3.328% 4/22/52 μ	2,180,000	2,374,917
4.023% 12/5/24 μ	13,680,000	14,753,501
4.60% 2/1/25 μ, ψ	3,570,000	3,699,412

Mizrahi Tefahot Bank 144A 3.077% 4/7/31 #, μ	1,475,000	1,483,688
NQ-189 [7/21] 9/21 (1845861)    7

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
1.512% 7/20/27 μ	208,000	$ 209,883
1.593% 5/4/27 μ	3,265,000	3,315,460
1.794% 2/13/32 μ	113,000	109,972
2.188% 4/28/26 μ	8,950,000	9,299,371
5.00% 11/24/25	6,415,000	7,417,396

Natwest Group 8.625% 8/15/21 μ, ψ	11,150,000	11,185,959
NongHyup Bank 144A 0.875% 7/28/24 #	1,140,000	1,142,827
Oversea-Chinese Banking 144A 4.25% 6/19/24 #, *	1,745,000	1,898,391
PNC Bank 4.05% 7/26/28	6,875,000	8,032,800
PNC Financial Services Group 2.60% 7/23/26	8,800,000	9,451,076
QNB Finance 2.625% 5/12/25	3,270,000	3,425,636
Santander UK 144A 5.00% 11/7/23 #	180,000	195,768
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	1,055,000	1,108,779
SVB Financial Group 1.80% 2/2/31	2,130,000	2,074,111
Truist Bank 2.636% 9/17/29 μ	15,293,000	16,048,898
Truist Financial
1.887% 6/7/29 μ	9,490,000	9,653,528
4.95% 9/1/25 μ, ψ	4,255,000	4,659,225
UBS Group
144A 4.125% 9/24/25 #	8,705,000	9,750,603
6.875% 8/7/25 μ, ψ	330,000	379,149
US Bancorp
1.45% 5/12/25	4,360,000	4,472,642
3.10% 4/27/26	140,000	153,391
3.60% 9/11/24	40,000	43,578
3.95% 11/17/25	495,000	560,974

US Bank 3.40% 7/24/23	250,000	264,908
Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	6,300,000	6,544,219
		286,654,770
Basic Industry — 2.72%
AngloGold Ashanti Holdings 3.75% 10/1/30	1,580,000	1,651,890
Cia de Minas Buenaventura 144A 5.50% 7/23/26 #	1,850,000	1,782,975
Corp Nacional del Cobre de Chile 144A 4.25% 7/17/42 #	400,000	459,753
CSN Inova Ventures 144A 6.75% 1/28/28 #	1,545,000	1,708,144
Equate Petrochemical 144A 4.25% 11/3/26 #	1,165,000	1,296,674
First Quantum Minerals
144A 6.875% 10/15/27 #	955,000	1,036,237
144A 7.50% 4/1/25 #	6,630,000	6,882,504

GC Treasury Center 144A 4.30% 3/18/51 #	1,875,000	2,024,512
8    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Georgia-Pacific
144A 1.75% 9/30/25 #	2,465,000	$ 2,550,514
144A 2.10% 4/30/27 #	1,965,000	2,052,981
144A 2.30% 4/30/30 #	4,085,000	4,263,394
8.00% 1/15/24	11,171,000	13,187,980

Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	1,735,000	2,060,312
ICL Group 144A 6.375% 5/31/38 #	1,027,000	1,325,266
Indika Energy Capital IV 144A 8.25% 10/22/25 #	1,045,000	1,098,650
International Flavors & Fragrances 144A 3.268% 11/15/40 #	4,600,000	4,913,806
Klabin Austria 144A 5.75% 4/3/29 #	1,195,000	1,365,013
LYB International Finance III 2.875% 5/1/25	6,000	6,408
LyondellBasell Industries 4.625% 2/26/55	7,487,000	9,583,185
Methanex 5.25% 12/15/29 *	7,585,000	8,398,870
Metinvest 144A 7.65% 10/1/27 #	1,633,000	1,805,584
Minera Mexico 144A 4.50% 1/26/50 #	1,130,000	1,270,199
Newmont
2.25% 10/1/30	7,470,000	7,612,097
2.80% 10/1/29	11,440,000	12,201,264
OCP
144A 3.75% 6/23/31 #	1,150,000	1,168,714
144A 4.50% 10/22/25 #	595,000	646,867
144A 6.875% 4/25/44 #	770,000	949,886

Olin 5.625% 8/1/29	2,025,000	2,227,814
Orbia Advance 144A 5.875% 9/17/44 #	940,000	1,164,359
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	1,005,000	1,046,495
Sasol Financing USA
4.375% 9/18/26	1,740,000	1,787,058
5.875% 3/27/24	3,120,000	3,309,259

Sociedad Quimica y Minera de Chile 144A 4.375% 1/28/25 #	1,005,000	1,094,958
Suzano Austria 3.125% 1/15/32	1,175,000	1,165,894
Vale Overseas 3.75% 7/8/30	1,630,000	1,746,138
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	4,265,000	4,025,456
Volcan Cia Minera 144A 4.375% 2/11/26 #	1,615,000	1,564,079
		112,435,189
NQ-189 [7/21] 9/21 (1845861)    9

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage — 0.64%
Charles Schwab
4.00% 6/1/26 μ, ψ	3,405,000	$ 3,562,481
5.375% 6/1/25 μ, ψ	6,935,000	7,761,652
Jefferies Group
4.15% 1/23/30	2,585,000	2,961,591
6.45% 6/8/27	3,845,000	4,840,273
6.50% 1/20/43	2,615,000	3,691,355

XP 144A 3.25% 7/1/26 #, *	3,650,000	3,573,533
		26,390,885
Capital Goods — 0.96%
Ashtead Capital 144A 5.25% 8/1/26 #, *	1,770,000	1,843,013
Cemex 144A 5.125% 6/8/26 #, μ, ψ	1,315,000	1,382,144
Interchile 144A 4.50% 6/30/56 #	1,115,000	1,194,505
Otis Worldwide
3.112% 2/15/40	3,332,000	3,518,182
3.362% 2/15/50	595,000	653,549

PowerTeam Services 144A 9.033% 12/4/25 #	4,645,000	5,130,797
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	2,385,000	2,341,164
Standard Industries
144A 3.375% 1/15/31 #	3,021,000	2,933,376
144A 5.00% 2/15/27 #	1,018,000	1,051,085
Teledyne Technologies
2.25% 4/1/28	5,455,000	5,648,360
2.75% 4/1/31	5,315,000	5,597,633

TransDigm 144A 6.25% 3/15/26 #	2,197,000	2,306,850
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	1,510,000	1,686,293
UltraTech Cement 144A 2.80% 2/16/31 #, *	1,930,000	1,886,318
United Rentals North America 3.875% 2/15/31	2,426,000	2,498,780
		39,672,049
Communications — 5.98%
Altice Financing 144A 5.00% 1/15/28 #	5,530,000	5,440,220
Altice France Holding 144A 6.00% 2/15/28 #	3,080,000	3,041,500
American Tower Trust #1 144A 3.07% 3/15/48 #	10,355,000	10,410,936
AT&T
3.10% 2/1/43	3,596,000	3,599,790
3.50% 6/1/41	5,059,000	5,381,314
144A 3.50% 9/15/53 #	4,380,000	4,536,622

B2W Digital 144A 4.375% 12/20/30 #	1,790,000	1,796,453
Cellnex Finance 144A 3.875% 7/7/41 #	6,448,000	6,568,777
10    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
4.40% 12/1/61	11,634,000	$ 12,802,004
4.464% 7/23/22	8,975,000	9,264,859

Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #, *	1,150,000	1,200,807
Comcast
3.20% 7/15/36	5,285,000	5,783,794
3.70% 4/15/24	305,000	330,649

Connect Finco 144A 6.75% 10/1/26 #	5,240,000	5,515,100
Crown Castle International
3.80% 2/15/28	1,770,000	1,991,763
4.30% 2/15/29	505,000	588,132
CSC Holdings
144A 4.625% 12/1/30 #	2,580,000	2,544,602
144A 5.50% 4/15/27 #	200,000	209,779

Digicel Group Holdings PIK 10.00% 4/1/24 >>	1,173,669	1,148,670
Discovery Communications
4.00% 9/15/55	11,220,000	12,076,718
4.125% 5/15/29	12,195,000	13,883,165

HTA Group 144A 7.00% 12/18/25 #	1,960,000	2,080,328
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	2,075,000	2,152,813
Level 3 Financing 144A 3.625% 1/15/29 #	3,255,000	3,166,594
Ooredoo International Finance 144A 5.00% 10/19/25 #	790,000	910,979
Prosus 144A 3.832% 2/8/51 #	1,840,000	1,714,145
Sable International Finance 144A 5.75% 9/7/27 #	860,000	902,226
Sprint Spectrum 144A 4.738% 9/20/29 #	3,196,875	3,427,801
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	1,370,000	1,442,028
Time Warner Cable 7.30% 7/1/38	10,225,000	15,040,911
Time Warner Entertainment 8.375% 3/15/23	5,655,000	6,360,885
T-Mobile USA
1.50% 2/15/26	2,235,000	2,267,575
2.55% 2/15/31	1,525,000	1,565,336
3.00% 2/15/41	9,670,000	9,748,424
3.50% 4/15/25	2,500,000	2,721,738
3.75% 4/15/27	3,350,000	3,741,129

Turk Telekomunikasyon 144A 6.875% 2/28/25 #	1,750,000	1,937,600
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	2,125,000	2,289,900
VEON Holdings 144A 3.375% 11/25/27 #	2,210,000	2,232,862
NQ-189 [7/21] 9/21 (1845861)    11

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Verizon Communications
2.10% 3/22/28	1,455,000	$ 1,496,877
2.55% 3/21/31	2,865,000	2,981,183
3.40% 3/22/41	2,560,000	2,772,934
3.55% 3/22/51	2,755,000	3,007,035
4.50% 8/10/33	14,895,000	18,175,016
ViacomCBS
4.375% 3/15/43	8,465,000	10,032,417
4.95% 1/15/31	5,330,000	6,529,835

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	5,310,000	5,270,600
Vodafone Group
4.25% 9/17/50	3,280,000	3,883,864
4.875% 6/19/49	13,285,000	16,976,871

VTR Comunicaciones 144A 4.375% 4/15/29 #	2,000,000	2,004,790
Zayo Group Holdings 144A 6.125% 3/1/28 #	2,085,000	2,124,427
		247,074,777
Consumer Cyclical — 2.02%
Alibaba Group Holding 2.70% 2/9/41	2,180,000	2,096,744
Carnival 144A 7.625% 3/1/26 #	4,809,000	5,085,517
Ford Motor Credit
2.90% 2/16/28	2,020,000	2,025,302
4.542% 8/1/26	12,645,000	13,752,828

Future Retail 144A 5.60% 1/22/25 #	1,295,000	931,429
General Motors
5.40% 10/2/23	1,905,000	2,090,320
6.125% 10/1/25	1,905,000	2,256,732
6.60% 4/1/36	2,733,000	3,788,278
General Motors Financial
4.35% 4/9/25	3,860,000	4,280,640
5.20% 3/20/23	643,000	689,863
5.25% 3/1/26	8,099,000	9,398,100
5.70% 9/30/30 μ, ψ	2,260,000	2,585,011

Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	432,558
Hyundai Capital America 144A 3.50% 11/2/26 #	1,310,000	1,429,837
JD.com 3.875% 4/29/26	1,390,000	1,525,879
MGM China Holdings 144A 4.75% 2/1/27 #	1,380,000	1,393,151
MGM Resorts International 4.75% 10/15/28	3,415,000	3,599,154
Nemak 144A 3.625% 6/28/31 #	1,775,000	1,779,997
Prime Security Services Borrower 144A 6.25% 1/15/28 #	6,130,000	6,412,899
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	3,305,000	3,374,471
12    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Sands China
3.80% 1/8/26	1,335,000	$ 1,439,731
4.375% 6/18/30	1,405,000	1,550,432

Scientific Games International 144A 8.25% 3/15/26 #	4,307,000	4,576,231
Shimao Group Holdings 5.60% 7/15/26	1,435,000	1,495,950
Six Flags Entertainment 144A 4.875% 7/31/24 #	3,375,000	3,400,312
Wynn Macau 144A 5.625% 8/26/28 #	1,165,000	1,195,756
Yuzhou Group Holdings 7.70% 2/20/25	1,305,000	977,132
		83,564,254
Consumer Non-Cyclical — 3.66%
AbbVie
2.95% 11/21/26	9,360,000	10,153,135
4.05% 11/21/39	9,497,000	11,222,058

Anheuser-Busch InBev Worldwide 4.50% 6/1/50	11,545,000	14,374,573
Auna 144A 6.50% 11/20/25 #	2,020,000	2,080,459
BAT Capital 2.259% 3/25/28	4,940,000	4,976,145
BAT International Finance 1.668% 3/25/26	2,980,000	3,012,122
Bausch Health 144A 6.25% 2/15/29 #	8,924,000	8,890,267
Biogen 3.15% 5/1/50	8,525,000	8,527,447
CVS Health
3.75% 4/1/30	2,100,000	2,392,159
4.30% 3/25/28	11,829,000	13,707,515
4.78% 3/25/38	6,644,000	8,353,309
5.05% 3/25/48	2,860,000	3,817,404

Gilead Sciences 4.15% 3/1/47	10,000,000	12,136,394
HCA 7.58% 9/15/25	160,000	194,400
Kernel Holding 144A 6.50% 10/17/24 #	1,250,000	1,338,688
MHP 144A 7.75% 5/10/24 #	1,340,000	1,449,832
NBM US Holdings 144A 6.625% 8/6/29 #	1,315,000	1,473,425
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	166,504
Pilgrim's Pride 144A 5.875% 9/30/27 #	2,808,000	3,008,238
Rede D'or Finance 144A 4.50% 1/22/30 #	1,660,000	1,695,914
Regeneron Pharmaceuticals 1.75% 9/15/30	2,200,000	2,129,484
Royalty Pharma 144A 1.75% 9/2/27 #	1,815,000	1,826,782
Takeda Pharmaceutical
2.05% 3/31/30	3,505,000	3,532,566
3.025% 7/9/40	2,810,000	2,940,008
3.175% 7/9/50	6,067,000	6,340,021
NQ-189 [7/21] 9/21 (1845861)    13

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Tenet Healthcare
144A 4.25% 6/1/29 #		4,760,000	$ 4,861,150
144A 6.125% 10/1/28 #		3,395,000	3,620,072

Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28 *		2,050,000	2,272,938
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #		1,585,000	1,719,077
Universal Health Services 144A 5.00% 6/1/26 #		1,135,000	1,166,615
Viatris
144A 2.30% 6/22/27 #		730,000	751,433
144A 2.70% 6/22/30 #, *		5,270,000	5,417,420
144A 4.00% 6/22/50 #		1,245,000	1,351,707
			150,899,261
Electric — 2.98%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #		1,960,000	1,983,667
Adani Electricity Mumbai 144A 3.867% 7/22/31 #		1,685,000	1,682,850
AES Andes 144A 7.125% 3/26/79 #, μ		1,555,000	1,644,793
American Transmission Systems 144A 5.25% 1/15/22 #		5,910,000	6,029,481
Calpine
144A 4.50% 2/15/28 #		1,270,000	1,309,687
144A 5.00% 2/1/31 #		4,275,000	4,332,648
144A 5.125% 3/15/28 #		1,268,000	1,285,517

Cikarang Listrindo 144A 4.95% 9/14/26 #		1,794,000	1,844,663
CLP Power Hong Kong Financing 2.875% 4/26/23		955,000	989,886
Comision Federal de Electricidad 144A 4.875% 1/15/24 #		380,000	412,619
Duke Energy 4.875% 9/16/24 μ, ψ		7,155,000	7,641,540
Electricite de France 2.875% 12/15/26 μ, ψ	EUR	4,000,000	4,958,269
Enel Finance International
144A 1.875% 7/12/28 #, *		1,710,000	1,731,713
144A 2.25% 7/12/31 #		1,860,000	1,889,764
144A 2.875% 7/12/41 #		1,525,000	1,534,650

Entergy Arkansas 4.20% 4/1/49		2,570,000	3,241,422
Entergy Louisiana 4.95% 1/15/45		685,000	755,404
Entergy Mississippi 3.85% 6/1/49		4,545,000	5,396,841
Entergy Texas 3.55% 9/30/49		2,160,000	2,428,061
Evergy Kansas Central 3.45% 4/15/50		3,230,000	3,666,057
FirstEnergy Transmission 144A 4.55% 4/1/49 #		2,615,000	3,162,824
India Cleantech Energy 144A 4.70% 8/10/26 #		1,250,000	1,250,000
Investment Energy Resources 144A 6.25% 4/26/29 #		1,545,000	1,688,608
Israel Electric 144A 5.00% 11/12/24 #		780,000	870,858
Kallpa Generacion 144A 4.125% 8/16/27 #		1,281,000	1,310,104
14    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Louisville Gas and Electric 4.25% 4/1/49	8,025,000	$ 10,177,152
Minejesa Capital 144A 5.625% 8/10/37 #	1,060,000	1,155,283
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	2,680,000	2,661,401
Oglethorpe Power 3.75% 8/1/50	3,444,000	3,778,915
Oryx Funding 144A 5.80% 2/3/31 #	1,950,000	2,059,019
Pacific Gas and Electric
2.10% 8/1/27	1,370,000	1,334,360
2.50% 2/1/31	2,020,000	1,907,310
3.25% 6/1/31	1,150,000	1,133,996
3.30% 8/1/40	6,734,000	6,125,871
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	864,161
144A 5.25% 5/15/47 #	870,000	982,439

Perusahaan Perseroan Persero 144A 3.875% 7/17/29 #	1,800,000	1,911,915
PG&E 5.25% 7/1/30	6,530,000	6,383,075
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	1,620,000	1,753,316
Southern California Edison
3.65% 2/1/50	4,615,000	4,722,898
4.00% 4/1/47	1,720,000	1,826,414
4.875% 3/1/49	7,525,000	9,073,314

Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	680,000	741,838
UEP Penonome II 144A 6.50% 10/1/38 #	1,434,587	1,485,336
		123,119,939
Energy — 5.43%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	1,295,000	1,545,466
BP Capital Markets 4.875% 3/22/30 μ, ψ	7,420,000	8,210,601
Chevron USA 3.90% 11/15/24	3,965,000	4,358,202
CNX Resources 144A 6.00% 1/15/29 #	7,670,000	8,142,664
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	4,821,000	5,020,469
Ecopetrol
5.375% 6/26/26	795,000	873,427
6.875% 4/29/30	830,000	1,003,179

Energean Israel Finance 144A 4.875% 3/30/26 #	1,065,000	1,091,156
Energy Transfer
5.25% 4/15/29	3,335,000	3,978,900
6.25% 4/15/49	11,420,000	15,092,464
6.50% 11/15/26 μ, ψ	8,330,000	8,569,987

ENN Energy Holdings 144A 2.625% 9/17/30 #, *	1,790,000	1,807,760
Enterprise Products Operating 3.20% 2/15/52	14,770,000	14,980,136
NQ-189 [7/21] 9/21 (1845861)    15

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Equate Petrochemical 144A 2.625% 4/28/28 #	1,015,000	$ 1,031,221
Equinor 1.75% 1/22/26	1,785,000	1,847,399
Galaxy Pipeline Assets Bidco
144A 2.625% 3/31/36 #	200,000	198,608
144A 2.94% 9/30/40 #	1,970,000	1,988,355

Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	1,410,000	1,408,131
Geopark 144A 5.50% 1/17/27 #	2,070,000	2,090,172
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	1,880,000	2,000,125
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	620,000	670,775
144A 4.875% 1/14/48 #	1,060,000	1,100,974

KazMunayGas National JSC 144A 6.375% 10/24/48 #	679,000	894,141
KazTransGas JSC 144A 4.375% 9/26/27 #	3,016,000	3,341,713
Kinder Morgan 3.60% 2/15/51	3,315,000	3,475,786
Lukoil Securities 144A 3.875% 5/6/30 #	1,710,000	1,823,818
Marathon Oil 4.40% 7/15/27	21,245,000	24,251,730
MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	1,855,000	1,928,643
MPLX
1.75% 3/1/26	1,905,000	1,937,166
4.125% 3/1/27	6,130,000	6,917,663

Murphy Oil 5.875% 12/1/27	7,158,000	7,432,760
NuStar Logistics
5.625% 4/28/27	665,000	718,865
6.375% 10/1/30	6,373,000	7,087,573

Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	723,921
ONEOK 7.50% 9/1/23	8,310,000	9,334,117
PDC Energy 5.75% 5/15/26	3,395,000	3,516,711
Pertamina Persero 144A 3.65% 7/30/29 #	660,000	709,559
Petrobras Global Finance 6.75% 6/3/50	960,000	1,097,458
Petroleos Mexicanos
5.95% 1/28/31	5,590,000	5,501,957
6.49% 1/23/27	430,000	457,283
6.75% 9/21/47	1,662,000	1,488,055
Petronas Capital
144A 2.48% 1/28/32 #	800,000	808,045
144A 3.50% 4/21/30 #	600,000	657,696

PTTEP Treasury Center 144A 2.587% 6/10/27 #	1,810,000	1,896,637
Qatar Petroleum
144A 1.375% 9/12/26 #	730,000	732,685
144A 2.25% 7/12/31 #	2,565,000	2,599,309

SA Global Sukuk 144A 2.694% 6/17/31 #	1,125,000	1,155,268
16    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Sabine Pass Liquefaction
5.625% 3/1/25	6,050,000	$ 6,933,066
5.75% 5/15/24	9,021,000	10,107,147
Saudi Arabian Oil
144A 3.50% 11/24/70 #	1,140,000	1,114,937
144A 4.25% 4/16/39 #	2,092,000	2,382,654

Southwestern Energy 7.75% 10/1/27	6,035,000	6,480,685
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	1,275,000	1,309,841
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	12,785,000	13,485,021
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	1,350,000	1,274,089
Tullow Oil 144A 10.25% 5/15/26 #	1,610,000	1,681,597
YPF 144A 6.95% 7/21/27 #	2,570,000	1,802,598
		224,070,365
Finance Companies — 0.85%
AerCap Ireland Capital DAC
1.75% 1/30/26 *	1,555,000	1,547,055
3.65% 7/21/27	7,868,000	8,455,123
4.50% 9/15/23	1,235,000	1,322,115
4.625% 10/15/27	2,165,000	2,434,477
6.50% 7/15/25	3,600,000	4,216,739
Air Lease
2.875% 1/15/26 *	5,665,000	5,993,163
3.00% 2/1/30 *	7,720,000	7,985,314
3.375% 7/1/25	1,850,000	1,994,438

BOC Aviation USA 144A 1.625% 4/29/24 #	1,100,000	1,110,378
		35,058,802
Insurance — 0.65%
AIA Group 144A 3.375% 4/7/30 #	1,120,000	1,250,354
Arthur J Gallagher & Co. 3.50% 5/20/51	3,640,000	3,986,928
Brighthouse Financial 5.625% 5/15/30	2,310,000	2,845,984
Centene
3.375% 2/15/30	2,725,000	2,846,984
144A 5.375% 8/15/26 #	2,535,000	2,643,270

GTCR AP Finance 144A 8.00% 5/15/27 #	1,151,000	1,224,491
MetLife
3.85% 9/15/25 μ, ψ	4,280,000	4,488,650
6.40% 12/15/66	45,000	57,895

Prudential Financial 3.70% 3/13/51	4,795,000	5,622,647
NQ-189 [7/21] 9/21 (1845861)    17

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Sagicor Financial 144A 5.30% 5/13/28 #		1,790,000	$ 1,884,172
			26,851,375
Natural Gas — 0.08%
Sempra Energy 4.875% 10/15/25 μ, ψ		2,900,000	3,171,875
			3,171,875
Real Estate — 0.21%
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		1,705,000	1,672,955
Corp Inmobiliaria Vesta 144A 3.625% 5/13/31 #		2,160,000	2,207,887
CubeSmart 3.00% 2/15/30		75,000	80,475
Goodman HK Finance 4.375% 6/19/24		1,618,000	1,756,331
Kaisa Group Holdings 9.375% 6/30/24		1,845,000	1,436,794
Longfor Group Holdings 3.95% 9/16/29		1,305,000	1,373,873
			8,528,315
Technology — 1.56%
Broadcom 144A 3.469% 4/15/34 #		15,782,000	16,823,078
Broadridge Financial Solutions 2.60% 5/1/31		7,647,000	7,963,569
Global Payments 2.65% 2/15/25		5,643,000	5,955,636
NXP
144A 2.70% 5/1/25 #		505,000	534,637
144A 3.25% 5/11/41 #		4,750,000	5,027,757
144A 4.875% 3/1/24 #		9,920,000	10,912,428
144A 5.55% 12/1/28 #		1,230,000	1,526,033
Oracle
2.875% 3/25/31		3,735,000	3,956,233
3.65% 3/25/41		3,485,000	3,789,948
SK Hynix
144A 1.50% 1/19/26 #		1,590,000	1,580,809
144A 2.375% 1/19/31 #		1,805,000	1,793,211

StoneCo 144A 3.95% 6/16/28 #		2,455,000	2,440,528
Tencent Holdings
144A 2.88% 4/22/31 #, *		980,000	1,030,189
144A 3.68% 4/22/41 #		1,055,000	1,130,291
			64,464,347
Transportation — 1.57%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	4,300,000	5,311,796
Aeropuertos Argentina 2000 PIK 144A 6.875% 2/1/27 #, *		2,033,731	1,746,883
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡		1,985,000	1,662,398
ASG Finance Designated Activity 144A 7.875% 12/3/24 #		1,926,000	1,873,035
18    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Azul Investments
144A 5.875% 10/26/24 #, *	1,135,000	$ 1,069,686
144A 7.25% 6/15/26 #, *	1,055,000	990,081
DAE Funding
144A 1.55% 8/1/24 #	500,000	500,632
144A 3.375% 3/20/28 #	4,540,000	4,686,619
Delta Air Lines
144A 7.00% 5/1/25 #	9,409,000	11,073,587
7.375% 1/15/26	2,635,000	3,103,557

Gol Finance 144A 8.00% 6/30/26 #	1,075,000	1,072,334
International Container Terminal Services 4.75% 6/17/30	1,970,000	2,218,900
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	1,674,823	1,760,147
Mileage Plus Holdings 144A 6.50% 6/20/27 #	8,765,000	9,553,850
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	1,755,000	1,334,985
Southwest Airlines
5.125% 6/15/27	6,542,000	7,745,086
5.25% 5/4/25	4,625,000	5,283,969

Union Pacific 3.25% 2/5/50	2,250,000	2,423,708
United Airlines
144A 4.375% 4/15/26 #	570,000	587,174
144A 4.625% 4/15/29 #	750,000	772,500
		64,770,927
Utilities — 0.17%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	2,355,000	2,343,755
Essential Utilities
2.704% 4/15/30	2,130,000	2,257,818
3.351% 4/15/50	2,060,000	2,209,693
		6,811,266
Total Corporate Bonds (cost $1,426,500,376)		1,503,538,396

Municipal Bonds — 0.03%
Oregon State Taxable Pension
(Taxable Build America Bonds) 5.892% 6/1/27	150,000	182,802
South Carolina Public Service Authority
Series D 4.77% 12/1/45	820,000	1,070,346
Total Municipal Bonds (cost $1,070,111)		1,253,148

NQ-189 [7/21] 9/21 (1845861)    19

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities — 2.14%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.983% 11/25/36 •	3,237,210	$ 3,317,149
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,750	1,694
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	4,450,000	4,540,088
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	13,996,126
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	22,076,675	23,032,374
Ford Credit Auto Lease Trust Series 2021-A B 0.47% 5/15/24	3,640,000	3,641,108
Ford Credit Auto Owner Trust
Series 2020-A A2 1.03% 10/15/22	398,016	398,243
Series 2021-A B 0.70% 10/15/26	680,000	679,233

GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	1,020,000	1,021,161
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	8,126,675	8,121,068
Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	122,011	122,056
Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	2,425,000	2,471,352
PFS Financing
Series 2020-G A 144A 0.97% 2/15/26 #	500,000	504,268
Series 2021-A A 144A 0.71% 4/15/26 #	4,950,000	4,954,529

Taco Bell Funding Series 2016-1A A2II 144A 4.377% 5/25/46 #	2,736,000	2,742,895
Tesla Auto Lease Trust Series 2021-A A2 144A 0.36% 3/20/25 #	2,000,000	2,001,608
Towd Point Mortgage Trust
Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	351,835	353,041
Series 2016-1 A1B 144A 2.75% 2/25/55 #, •	103,057	103,160
Series 2016-2 A1 144A 3.00% 8/25/55 #, •	313,610	316,428
Series 2016-3 A1 144A 2.25% 4/25/56 #, •	273,498	274,395
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	501,225	508,723
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	276,007	279,673
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,882,332
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	978,201	1,003,993

Trafigura Securitisation Finance Series 2018-1A A1 144A 0.823% (LIBOR01M + 0.73%) 3/15/22 #, •	5,810,000	5,809,599
20    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	4,400,000	$ 4,404,844
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	1,000,000	1,001,932
Total Non-Agency Asset-Backed Securities (cost $86,616,474)		88,483,072

Non-Agency Collateralized Mortgage Obligations — 1.82%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.748% 1/25/45 #, •	1,361,825	1,387,756
Series 2015-1 B2 144A 3.748% 1/25/45 #, •	770,026	783,472

Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	175,027	175,097
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.489% (LIBOR01M + 2.40%) 4/25/31 #, •	928,047	933,065
Series 2019-R01 2M2 144A 2.539% (LIBOR01M + 2.45%) 7/25/31 #, •	936,284	940,996

Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	591,975	601,239
Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	3,379,492	3,478,633
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	7,258,643	7,466,683
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	6,500,000	6,623,292
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	1,055,423	1,086,446
Series 2014-2 B1 144A 3.419% 6/25/29 #, •	857,514	884,422
Series 2014-2 B2 144A 3.419% 6/25/29 #, •	340,347	349,590
Series 2015-1 B2 144A 2.112% 12/25/44 #, •	2,298,189	2,342,995
Series 2015-4 B1 144A 3.584% 6/25/45 #, •	1,929,132	1,960,296
Series 2015-4 B2 144A 3.584% 6/25/45 #, •	1,404,386	1,424,672
Series 2015-5 B2 144A 2.459% 5/25/45 #, •	2,419,970	2,470,230
Series 2015-6 B1 144A 3.53% 10/25/45 #, •	1,288,450	1,316,927
Series 2015-6 B2 144A 3.53% 10/25/45 #, •	1,249,505	1,274,537
Series 2016-4 B1 144A 3.827% 10/25/46 #, •	1,039,544	1,067,161
Series 2016-4 B2 144A 3.827% 10/25/46 #, •	1,846,422	1,882,782
Series 2017-1 B3 144A 3.491% 1/25/47 #, •	3,140,519	3,174,062
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	411,501	418,579
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	512,372	521,893
Series 2020-5 A3 144A 3.00% 12/25/50 #, •	4,895,310	4,982,701
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	1,894,569	1,928,373
NQ-189 [7/21] 9/21 (1845861)    21

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	2,682,009	$ 2,748,850
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	4,300,000	4,397,610
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	4,989,775	5,101,656
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	2,222,549	2,272,383
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	2,100,000	2,137,734

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	928,828	961,359
RCKT Mortgage Trust Series 2021-1 A1 144A 2.50% 3/25/51 #, •	2,386,317	2,442,806
Sequoia Mortgage Trust
Series 2013-4 B2 3.467% 4/25/43 •	620,902	631,863
Series 2015-1 B2 144A 3.891% 1/25/45 #, •	1,072,365	1,092,498
Series 2015-2 B2 144A 3.769% 5/25/45 #, •	228,825	234,303
Series 2017-5 B1 144A 3.828% 8/25/47 #, •	230,481	238,370
Series 2019-CH1 A1 144A 4.50% 3/25/49 #, •	16,364	16,465
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	2,002,049	2,056,949
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-20 A1 5.50% 12/25/21	5,538	5,520
Series 2006-AR5 2A1 2.634% 4/25/36 •	308,311	304,847
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	1,018,381	1,039,431
Total Non-Agency Collateralized Mortgage Obligations (cost $74,327,559)		75,158,543

Non-Agency Commercial Mortgage-Backed Securities — 9.08%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	32,886
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	7,471,781
Series 2017-BNK5 B 3.896% 6/15/60 •	2,870,000	3,176,933
Series 2017-BNK7 A5 3.435% 9/15/60	4,775,000	5,316,022
Series 2019-BN20 A3 3.011% 9/15/62	6,755,000	7,380,765
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	8,863,414
Series 2019-BN23 A3 2.92% 12/15/52	2,820,000	3,062,473
Series 2020-BN25 A5 2.649% 1/15/63	4,000,000	4,264,737
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	8,215,000	9,260,647
Series 2020-B17 A5 2.289% 3/15/53	4,957,000	5,141,728
Series 2020-B19 A5 1.85% 9/15/53	835,000	837,933
Series 2020-B20 A5 2.034% 10/15/53	16,000,000	16,238,888
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	3,628,078
22    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B22 A5 1.973% 1/15/54	7,150,000	$ 7,212,349
Series 2021-B24 A5 2.584% 3/15/54	15,231,000	16,155,238
Series 2021-B25 A5 2.577% 4/15/54	11,455,000	12,142,785
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	9,192,418
Series 2019-CF2 A5 2.874% 11/15/52	5,700,000	6,126,638
Series 2019-CF3 A4 3.006% 1/15/53	3,000,000	3,258,869
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,440,000	5,839,398
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	2,097,517
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,765,412
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.776% 12/15/47 #, •	1,745,000	1,753,113
Series 2016-C7 A3 3.839% 12/10/54	10,020,000	11,166,108
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,670,000	3,969,908
Series 2016-P3 A4 3.329% 4/15/49	5,808,000	6,316,253
Series 2017-C4 A4 3.471% 10/12/50	3,270,000	3,629,715
Series 2019-C7 A4 3.102% 12/15/72	11,755,000	12,942,224
Series 2020-555 A 144A 2.647% 12/10/41 #	3,600,000	3,810,273
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	6,825,000	7,002,410
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,650,000	1,720,090
Series 2014-CR19 A5 3.796% 8/10/47	3,793,800	4,120,184
Series 2014-CR20 AM 3.938% 11/10/47	10,705,000	11,477,620
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	139,065
Series 2015-CR23 A4 3.497% 5/10/48	115,000	125,380
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,648,357
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,462,537
Series 2016-C1 B 4.195% 5/10/49 •	25,000	27,075

Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	3,050,000	3,160,898
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	3,171,000	3,492,904
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	7,850,852
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,874,841
Series 2018-GS9 A4 3.992% 3/10/51 •	3,505,000	4,016,337
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	141,004
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	8,264,394
Series 2019-GC42 A4 3.001% 9/1/52	5,440,000	5,941,819
NQ-189 [7/21] 9/21 (1845861)    23

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2020-GC47 A5 2.377% 5/12/53	4,495,000	$ 4,690,411
Series 2020-GC47 B 3.455% 5/12/53 •	2,260,000	2,507,525
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	10,785,000	11,799,834
Series 2015-C33 A4 3.77% 12/15/48	7,805,000	8,637,222

JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	323,084
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	8,570,000	8,779,264
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	4,369,042
Series 2016-JP2 AS 3.056% 8/15/49	180,000	190,440
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,365,000	3,368,256
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,345,000	3,348,306

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	2,573,983	1,378,176
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	3,356,000	3,621,189
Series 2015-C26 A5 3.531% 10/15/48	4,045,000	4,413,697
Series 2016-C29 A4 3.325% 5/15/49	2,595,000	2,809,404
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	1,316,689	1,297,778
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,573,926
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	4,384,487
Series 2020-HR8 A4 2.041% 7/15/53	29,609,000	30,063,762

UBS Commercial Mortgage Trust Series 2012-C1 A3 3.40% 5/10/45	3,360,598	3,382,315
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	820,000	833,044
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,606,940
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,585,118
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	6,341,540
Series 2017-C38 A5 3.453% 7/15/50	4,280,000	4,757,684
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	4,230,046
Total Non-Agency Commercial Mortgage-Backed Securities (cost $362,320,598)		374,812,760

Loan Agreements — 4.52%
Acrisure Tranche B 3.607% (LIBOR02M + 3.50%) 2/15/27 •	1,256,098	1,236,996
24    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Advantage Sales & Marketing 1st Lien 6.00% (LIBOR02M + 5.25%) 10/28/27 •	1,945,750	$ 1,959,821
American Airlines Tranche B 2.093% (LIBOR01M + 2.00%) 12/14/23 •	958,912	936,138
Applied Systems 1st Lien 3.75% (LIBOR03M + 3.25%) 9/19/24 •	2,276,580	2,272,311
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	5,930,253	6,020,441
Aramark Services Tranche B-3 1.842% (LIBOR01M + 1.75%) 3/11/25 •	1,814,029	1,787,575
Aramark Services Tranche B-5 2.592% (LIBOR01M + 2.50%) 4/6/28 •	538,650	536,870
Array Technologies 3.75% (LIBOR03M + 3.25%) 10/14/27 •	1,525,090	1,486,962
Aruba Investments Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/24/27 •	987,525	993,697
Aruba Investments Holdings 2nd Lien 8.50% (LIBOR06M + 7.75%) 11/24/28 •	990,000	1,000,725
AssuredPartners 3.592% (LIBOR01M + 3.50%) 2/12/27 •	969,622	959,775
Avantor Tranche B-5 2.75% (LIBOR01M + 2.25%) 11/8/27 •	2,308,400	2,301,186
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR01M + 8.75%) 7/31/26 •	360,000	356,400
Bausch Health 3.104% (LIBOR01M + 3.00%) 6/2/25 •	1,079,819	1,073,576
Berry Global Tranche Z 1.85% (LIBOR01M + 1.75%) 7/1/26 •	1,989,252	1,969,359
Boxer Parent 3.842% (LIBOR01M + 3.75%) 10/2/25 •	1,594,467	1,582,065
BW Gas & Convenience Holdings Tranche B 4.00% (LIBOR01M + 3.50%) 3/17/28 •	2,975,000	2,982,437
BWay Holding 3.342% (LIBOR01M + 3.25%) 4/3/24 •	1,044,721	1,013,006
Caesars Resort Collection Tranche B-1 4.592% (LIBOR01M + 4.50%) 7/21/25 •	807,292	808,805
Calpine
2.10% (LIBOR01M + 2.00%) 4/5/26 •	940,800	926,042
2.60% (LIBOR01M + 2.50%) 12/16/27 •	663,052	657,250

Camelot US Acquisition l 4.00% (LIBOR01M + 3.00%) 10/30/26 •	1,756,175	1,749,041
Carnival Tranche B 3.75% (LIBOR03M + 3.00%) 6/30/25 •	1,386,000	1,378,638
Change Healthcare Holdings 3.50% (LIBOR01M + 2.50%) 3/1/24 •	1,043,743	1,042,973
Charter Communications Operating Tranche B2 1.86% (LIBOR01M + 1.75%) 2/1/27 •	1,984,337	1,963,529
NQ-189 [7/21] 9/21 (1845861)    25

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Chemours Tranche B-2 1.86% (LIBOR01M + 1.75%) 4/3/25 •	1,761,604	$ 1,728,134
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	2,492,006	2,487,722
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •	1,923,650	1,925,197
Core & Main Tranche B-1 2.586% (LIBOR01M + 2.50%) 7/27/28 •	2,665,238	2,646,915
CoreLogic 1st Lien 4.00% (LIBOR01M + 3.50%) 6/4/28 •	1,375,000	1,370,187
CSC Holdings
2.343% (LIBOR01M + 2.25%) 7/17/25 •	1,785,737	1,761,184
2.593% (LIBOR01M + 2.50%) 4/15/27 •	1,415,260	1,400,777

DaVita Tranche B-1 1.842% (LIBOR01M + 1.75%) 8/12/26 •	2,511,366	2,487,822
EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M + 3.50%) 10/1/27 •	1,820,375	1,817,288
Ensemble RCM 3.879% (LIBOR03M + 3.75%) 8/3/26 •	1,124,963	1,125,464
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	2,085,000	2,156,411
Epicor Software Tranche C 4.00% (LIBOR01M + 3.25%) 7/30/27 •	3,771,500	3,765,409
ExamWorks Group Tranche B-1 4.25% (LIBOR01M + 3.25%) 7/27/23 •	1,419,527	1,419,337
Frontier Communications Tranche B 4.50% (LIBOR01M + 3.75%) 5/1/28 •	4,837,875	4,843,922
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	3,333,250	3,335,333
Garda World Security Tranche B-2 4.34% (LIBOR01M + 4.25%) 10/30/26 •	575,436	574,896
Gardner Denver Tranche B-1 1.842% (LIBOR01M + 1.75%) 3/1/27 •	2,331,292	2,292,134
Gentiva Health Services Tranche B-1 2.875% (LIBOR01M + 2.75%) 7/2/25 •	1,476,092	1,472,402
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	3,180,861	3,188,244
Granite US Holdings Tranche B 4.147% (LIBOR03M + 4.00%) 9/30/26 •	409,033	408,906
Gray Television Tranche B-2 2.35% (LIBOR01M + 2.25%) 2/7/24 •	2,135,683	2,123,288
Grupo Aeromexico 9.00% (LIBOR03M + 8.00%) 12/31/21 =, •	3,630,000	3,630,000
26    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Grupo Aeromexico 12.50% - 13.50% (LIBOR03M + 12.50%) 8/19/22 =, •	2,852,777	$ 2,852,777
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	1,766,601	1,747,094
Heartland Dental
3.604% (LIBOR01M + 3.50%) 4/30/25 •	2,297,252	2,276,614
4.093% (LIBOR01M + 4.00%) 4/30/25 •	1,220,000	1,218,257

Hilton Worldwide Finance Tranche B-2 1.839% (LIBOR01M + 1.75%) 6/22/26 •	352,021	348,085
HUB International 2.865% - 2.875% (LIBOR03M + 2.75%) 4/25/25 •	1,684,409	1,661,534
Informatica 3.342% 2/25/27	1,741,990	1,726,280
Informatica 2nd Lien 7.125% (LIBOR03M + 7.125%) 2/25/25 •	2,850,000	2,921,250
IQVIA Tranche B-3 1.897% (LIBOR03M + 1.75%) 6/11/25 •	2,696,600	2,672,282
JBS USA LUX 2.104% (LIBOR01M + 2.00%) 5/1/26 •	581,613	576,160
Kenan Advantage Group Tranche B 4.50% (LIBOR01M + 3.75%) 3/24/26 •	1,298,475	1,300,640
Medrisk Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 5/10/28 •	1,400,000	1,398,907
Michaels Tranche B 5.00% (LIBOR01M + 4.25%) 4/15/28 •	1,397,091	1,397,309
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	2,150,000	2,283,642
Numericable US Tranche B-11 2.936% (LIBOR03M + 2.75%) 7/31/25 •	1,556,717	1,526,717
Numericable US Tranche B-13 4.156% (LIBOR03M + 4.00%) 8/14/26 •	646,713	646,039
ON Semiconductor Tranche B-4 2.092% (LIBOR01M + 2.00%) 9/19/26 •	2,901,047	2,874,302
Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28 •	6,220,000	6,215,627
Penn National Gaming Tranche B-1 3.00% (LIBOR01M + 2.25%) 10/15/25 •	2,291,438	2,276,113
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	2,987,512	2,987,823
PG&E Tranche B 3.50% (LIBOR03M + 3.00%) 6/23/25 •	2,674,623	2,609,985
Pilot Travel Centers Tranche B TBD 7/29/28 X	2,010,000	2,001,206
PQ 3.25% (LIBOR03M + 2.75%) 6/9/28 •	1,095,000	1,090,380
PQ Tranche B 2.379% (LIBOR03M + 2.25%) 2/7/27 •	493,884	493,421
Precisely Software 1st Lien 5.00% (LIBOR03M + 4.25%) 4/23/28 •	4,190,000	4,176,253
Prestige Brands Tranche B5 TBD 6/9/28 X	1,075,000	1,072,044
NQ-189 [7/21] 9/21 (1845861)    27

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Pretium PKG Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/5/27 •	1,636,775	$ 1,636,007
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR01M + 2.75%) 9/23/26 •	1,225,977	1,222,019
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 •	2,820,000	2,805,705
Reynolds Group Holdings Tranche B-2 3.342% (LIBOR01M + 3.25%) 2/5/26 •	1,293,500	1,280,218
Russell Investments US Institutional Holdco 4.50% (LIBOR03M + 3.50%) 5/30/25 •	300,468	299,529
Ryan Specialty Group Tranche B-1 4.00% (LIBOR01M + 3.25%) 9/1/27 •	1,672,362	1,669,436
Scientific Games International Tranche B-5 2.842% (LIBOR01M + 2.75%) 8/14/24 •	1,332,334	1,313,552
Sinclair Television Group Tranche B-3 3.11% (LIBOR01M + 3.00%) 4/1/28 •	1,229,975	1,221,904
Solenis International 1st Lien 4.135% - 4.190% (LIBOR03M + 4.00%) 6/26/25 •	1,677,199	1,678,353
Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25 •	2,203,925	2,224,128
SS&C Technologies Tranche B-3 1.842% (LIBOR01M + 1.75%) 4/16/25 •	955,115	941,982
SS&C Technologies Tranche B-4 1.842% (LIBOR01M + 1.75%) 4/16/25 •	756,627	746,224
Stars Group Holdings 2.397% (LIBOR03M + 2.25%) 7/21/26 •	597,412	593,492
Tecta America 1st Lien 5.00% (LIBOR01M + 4.25%) 4/10/28 •	816,261	815,751
Tecta America 2nd Lien 9.25% (LIBOR01M + 8.50%) 4/6/29 •	1,090,000	1,090,000
Telenet Financing Tranche AR 2.093% (LIBOR01M + 2.00%) 4/30/28 •	2,530,000	2,486,628
Terrier Media Buyer Tranche B 3.592% (LIBOR01M + 3.50%) 12/17/26 •	1,324,892	1,312,886
Transdigm Tranche F 2.342% (LIBOR01M + 2.25%) 12/9/25 •	1,880,406	1,849,530
TricorBraun
3.25% - 3.75% (LIBOR03M + 3.25%) 3/3/28 •	8,477	8,410
3.75% (LIBOR06M + 3.25%) 3/3/28 •	1,130,677	1,121,702

UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 •	6,680,500	6,686,064
Ultimate Software Group 1st Lien 3.842% (LIBOR01M + 3.75%) 5/4/26 •	5,868,955	5,875,193
United Rentals (North America) 1.842% (LIBOR01M + 1.75%) 10/31/25 •	218,813	219,876
USI 3.397% (LIBOR03M + 3.25%) 12/2/26 •	502,214	497,282
28    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)

USI Tranche B 3.147% (LIBOR03M + 3.00%) 5/16/24 •		1,076,036	$ 1,065,611
Vertical Midco Tranche B 4.404% (LIBOR06M + 4.25%) 7/30/27 •		1,805,685	1,810,199
Vistra Operations 1.839% - 1.842% (LIBOR01M + 1.75%) 12/31/25 •		2,948,693	2,914,232
Whole Earth Brands 5.50% (LIBOR03M + 4.50%) 2/2/28 •		1,092,926	1,087,461
Zekelman Industries 2.087% (LIBOR01M + 2.00%) 1/24/27 •		773,707	763,843
Total Loan Agreements (cost $185,355,259)			186,544,548

Sovereign Bonds — 2.56%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	400,000	512,190
			512,190
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		433,000	456,551
8.25% 5/9/28		499,000	526,140
			982,691
Argentina — 0.03%
Argentine Republic Government International Bonds
0.50% 7/9/30 ~		1,973,950	722,466
1.00% 7/9/29		173,099	66,816
1.125% 7/9/35 ~		703,250	228,563
			1,017,845
Armenia — 0.01%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		400,000	381,246
			381,246
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		753,000	784,061
			784,061
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		800,000	895,459
			895,459
NQ-189 [7/21] 9/21 (1845861)    29

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Bermuda — 0.02%
Bermuda Government International Bond 144A 2.375% 8/20/30 #		1,000,000	$ 1,007,500
			1,007,500
Brazil — 0.03%
Brazilian Government International Bond 4.75% 1/14/50 *		1,072,000	1,031,285
			1,031,285
Chile — 0.10%
Bonos de la Tesoreria de la Republica en pesos 144A 2.30% 10/1/28 #	CLP	2,970,000,000	3,413,352
Chile Government International Bond 3.50% 1/25/50		700,000	740,471
			4,153,823
Colombia — 0.10%
Colombia Government International Bonds
3.125% 4/15/31		1,325,000	1,300,700
3.25% 4/22/32		900,000	882,189
4.00% 2/26/24 *		1,296,000	1,360,742
5.00% 6/15/45		728,000	763,839
			4,307,470
Costa Rica — 0.01%
Costa Rica Government International Bonds
144A 5.625% 4/30/43 #		300,000	283,875
144A 7.158% 3/12/45 #		200,000	212,952
			496,827
Dominican Republic — 0.10%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #, *		867,000	890,418
144A 4.875% 9/23/32 #		725,000	754,007
144A 5.30% 1/21/41 #		500,000	508,250
144A 6.00% 7/19/28 #		1,607,000	1,835,997
			3,988,672
Ecuador — 0.03%
Ecuador Government International Bonds
144A 0.50% 7/31/40 #, ~		430,619	266,988
144A 1.00% 7/31/35 #, ~		939,584	655,369
144A 5.00% 7/31/30 #, ~		358,533	314,616
30    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ecuador (continued)
Ecuador Government International Bonds
144A 6.61% 7/31/30 #, ^	101,490	$ 56,582
		1,293,555
Egypt — 0.11%
Egypt Government International Bonds
144A 3.875% 2/16/26 #	400,000	390,915
144A 5.75% 5/29/24 #	1,255,000	1,337,917
7.903% 2/21/48	1,105,000	1,081,243
144A 8.70% 3/1/49 #	1,480,000	1,550,936
		4,361,011
El Salvador — 0.02%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	1,037,000	847,758
		847,758
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	435,000	437,306
		437,306
Georgia — 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #	400,000	408,116
		408,116
Ghana — 0.02%
Ghana Government International Bond 144A 7.875% 3/26/27 #	753,000	784,765
		784,765
Guatemala — 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #	594,000	663,207
		663,207
Honduras — 0.02%
Honduras Government International Bond 144A 5.625% 6/24/30 #	900,000	943,875
		943,875
Indonesia — 0.21%
Indonesia Government International Bonds
2.95% 1/11/23	500,000	518,120
144A 4.625% 4/15/43 #	387,000	454,684

NQ-189 [7/21] 9/21 (1845861)    31

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Indonesia (continued)

Indonesia Treasury Bond 6.125% 5/15/28		107,038,000,000	$ 7,512,312
			8,485,116
Ivory Coast — 0.05%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	240,278
144A 6.125% 6/15/33 #		1,667,000	1,810,429
			2,050,707
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	410,581
			410,581
Kenya — 0.02%
Republic of Kenya Government International Bonds
144A 6.30% 1/23/34 #, *		300,000	303,918
144A 8.00% 5/22/32 #		615,000	696,555
			1,000,473
Lebanon — 0.01%
Lebanon Government International Bond 6.25% 5/27/22 ‡		2,062,000	257,894
			257,894
Malaysia — 0.51%
Malaysia Government Bond 3.955% 9/15/25	MYR	84,131,000	21,039,914
			21,039,914
Mexico — 0.12%
Mexican Bonos 8.50% 5/31/29	MXN	68,500,000	3,792,114
Mexico Government International Bond 4.50% 4/22/29		859,000	979,565
			4,771,679
Mongolia — 0.06%
Development Bank of Mongolia 144A 7.25% 10/23/23 #		1,080,000	1,156,914
Mongolia Government International Bonds
144A 3.50% 7/7/27 #		450,000	437,653
144A 5.625% 5/1/23 #		660,000	695,475
			2,290,042
32    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	300,000	$ 362,125
144A 2.375% 12/15/27 #		400,000	395,000
			757,125
Nigeria — 0.03%
Nigeria Government International Bond 144A 7.875% 2/16/32 #, *		1,103,000	1,184,082
			1,184,082
North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	300,000	395,139
			395,139
Oman — 0.03%
Oman Government International Bonds
144A 6.75% 1/17/48 #		889,000	901,375
144A 7.00% 1/25/51 #		200,000	207,353
			1,108,728
Pakistan — 0.01%
Pakistan Government International Bond 144A 7.375% 4/8/31 #		250,000	251,756
			251,756
Panama — 0.04%
Panama Bonos del Tesoro 3.362% 6/30/31		500,000	502,500
Panama Government International Bonds
144A 3.75% 4/17/26 #		710,000	769,782
4.50% 5/15/47		365,000	417,284
			1,689,566
Paraguay — 0.04%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		400,000	392,404
144A 4.95% 4/28/31 #		500,000	574,375
144A 5.40% 3/30/50 #		727,000	858,776
			1,825,555
Peru — 0.05%
Peruvian Government International Bonds
2.392% 1/23/26		1,040,000	1,066,655
NQ-189 [7/21] 9/21 (1845861)    33

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Peru (continued)
Peruvian Government International Bonds
2.844% 6/20/30		1,042,000	$ 1,064,518
			2,131,173
Qatar — 0.11%
Qatar Government International Bonds
144A 3.40% 4/16/25 #		200,000	217,752
144A 4.00% 3/14/29 #		2,105,000	2,433,654
144A 4.40% 4/16/50 #		1,569,000	1,939,122
			4,590,528
Romania — 0.02%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	318,000	370,219
144A 3.375% 1/28/50 #	EUR	359,000	447,540
			817,759
Russia — 0.06%
Russian Foreign Bonds - Eurobonds
144A 4.25% 6/23/27 #		1,600,000	1,794,770
144A 5.25% 6/23/47 #		600,000	763,736
			2,558,506
Saudi Arabia — 0.03%
Saudi Government International Bond 144A 3.625% 3/4/28 #		1,170,000	1,297,245
			1,297,245
Senegal — 0.02%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	200,000	237,321
144A 6.75% 3/13/48 #		563,000	577,813
			815,134
Serbia — 0.02%
Serbia International Bonds
144A 2.125% 12/1/30 #		290,000	277,043
144A 3.125% 5/15/27 #	EUR	400,000	529,310
			806,353
South Africa — 0.02%
Republic of South Africa Government International Bonds
4.875% 4/14/26		331,000	361,565
34    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
South Africa (continued)
Republic of South Africa Government International Bonds
5.75% 9/30/49 *		595,000	$ 605,311
			966,876
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 6.20% 5/11/27 #		1,155,000	718,006
144A 7.55% 3/28/30 #		310,000	192,711
			910,717
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #, *		550,000	578,848
			578,848
Turkey — 0.07%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #		450,000	451,827
Turkey Government International Bonds
6.35% 8/10/24		300,000	316,208
7.625% 4/26/29		1,600,000	1,767,691

Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		450,000	450,562
			2,986,288
Ukraine — 0.07%
Ukraine Government International Bonds
144A 6.876% 5/21/29 #		500,000	517,175
144A 7.75% 9/1/26 #		2,192,000	2,404,339
			2,921,514
Uruguay — 0.13%
Uruguay Government International Bonds
4.375% 1/23/31		914,000	1,070,577
5.10% 6/18/50		329,000	432,357
8.50% 3/15/28	UYU	166,800,000	3,975,703
			5,478,637
Uzbekistan — 0.05%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		600,000	598,725
NQ-189 [7/21] 9/21 (1845861)    35

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Uzbekistan (continued)
Republic of Uzbekistan International Bonds
144A 5.375% 2/20/29 #	1,326,000	$ 1,470,567
		2,069,292
Total Sovereign Bonds (cost $105,981,469)		105,745,889

Supranational Banks — 0.06%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	500,000	514,317
Banque Ouest Africaine de Developpement
144A 5.00% 7/27/27 #	723,000	807,094
144A 4.70% 10/22/31 #	1,070,000	1,164,386

Central American Bank for Economic Integration 144A 2.00% 5/6/25 #	200,000	207,831
Total Supranational Banks (cost $2,476,637)		2,693,628

US Treasury Obligations — 13.25%
US Treasury Bonds
1.875% 2/15/41	21,145,000	21,389,489
1.875% 2/15/51	24,705,000	24,537,083
2.25% 5/15/41	5,690,000	6,113,638
2.25% 8/15/46	40,020,000	42,896,437
4.375% 2/15/38	62,040,000	87,626,655
US Treasury Notes
0.25% 6/15/24	8,000,000	7,983,125
0.375% 7/15/24	132,725,000	132,854,619
0.875% 6/30/26	72,630,000	73,293,882
1.25% 6/30/28	89,155,000	90,687,351
1.625% 5/15/31	28,060,000	29,092,521

US Treasury Strip Principal 2.26% 5/15/44 ^	47,005,000	30,396,686
Total US Treasury Obligations (cost $535,570,315)		546,871,486
	Number of shares
Common Stock — 0.00%
Century Communications =, †	7,875,000	0
Total Common Stock (cost $238,403)		0

36    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 5.26%
Money Market Mutual Funds — 5.26%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	54,294,874	$ 54,294,874
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	54,294,874	54,294,874
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	54,294,874	54,294,874
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	54,294,874	54,294,874
Total Short-Term Investments (cost $217,179,496)		217,179,496
Total Value of Securities Before Securities Lending Collateral—102.52% (cost $4,115,660,821)		4,232,490,589
	Principal amount°
Securities Lending Collateral — 0.56%
Certificates of Deposit — 0.05%
Canadian Imperial Bank of Commerce (Toronto) 0.04% 8/2/21	1,039,000	1,039,000
National Australia Bank (Cayman) 0.04% 8/2/21	1,039,000	1,039,000
		2,078,000
Repurchase Agreements — 0.51%
Bank of Nova Scotia 0.05%, dated 7/30/21, to be repurchased on 8/2/21, repurchase price $4,868,145 (collateralized by US government obligations 0.00%−2.875% 9/21/21−7/15/26; market value $4,965,512)	4,868,125	4,868,125
BofA Securities 0.05%, dated 7/30/21, to be repurchased on 8/2/21, repurchase price $5,373,531 (collateralized by US government obligations 0.125% 10/31/22; market value $5,480,983)	5,373,509	5,373,509
Credit Agricole 0.05%, dated 7/30/21, to be repurchased on 8/2/21, repurchase price $5,373,531 (collateralized by US government obligations 0.125%−2.875% 4/15/22−2/15/24; market value $5,480,984)	5,373,509	5,373,509
JP Morgan Securities 0.05%, dated 7/30/21, to be repurchased on 8/2/21, repurchase price $5,373,531 (collateralized by US government obligations 0.25%−2.75% 7/31/22−2/28/25; market value $5,480,983)	5,373,509	5,373,509
NQ-189 [7/21] 9/21 (1845861)    37

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
		20,988,652
Total Securities Lending Collateral (cost $23,066,652)		23,066,652
Total Value of Securities—103.08% (cost $4,138,727,473)		4,255,557,241■

Obligation to Return Securities Lending Collateral — (0.56%)		(23,086,006)

Liabilities Net of Receivables and Other Assets — (2.52%)		(104,075,052)
Net Assets Applicable to 442,856,877 Shares Outstanding—100.00%		$4,128,396,183
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at July 31, 2021.
Δ	Securities have been classified by country of origin.
X	This loan will settle after July 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
‡	Non-income producing security. Security is currently in default.
*	PIK. 22% of the income received was in cash and 78% was in principal.
>>	PIK. 100% of the income received was in the form of principal.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of Rule 144A securities was $903,159,395, which represents 21.88% of the Fund's net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
38    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
■	Includes $22,368,653 of securities loaned.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at July 31, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
TricorBraun 3.25% (LIBOR04M + 3.25%) 3/3/28	$245,846	$245,846	$243,894	$(1,952)
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at July 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	TRY	(24,071)	USD	2,859	8/2/21	$7	$—
BNYM	ZAR	(833)	USD	57	8/2/21	—	—
JPMCB	EUR	33,410,000	USD	(39,467,400)	9/17/21	204,799	—
JPMCB	EUR	(2,725,000)	USD	3,222,792	10/8/21	—	(14,344)
Total Foreign Currency Exchange Contracts						$204,806	$(14,344)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1,218	US Treasury 5 yr Notes	$151,574,388	$150,692,324	9/30/21	$882,064	$—	$152,250
NQ-189 [7/21] 9/21 (1845861)    39

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(634)	US Treasury 10 yr Notes	$(85,243,284)	$(83,513,075)	9/21/21	$—	$(1,730,209)	$(148,597)
(106)	US Treasury 10 yr Ultra Notes	(15,926,500)	(15,329,988)	9/21/21	—	(596,512)	(43,062)
(158)	US Treasury Ultra Bonds	(31,525,938)	(29,129,610)	9/21/21	—	(2,396,328)	(128,375)
Total Futures Contracts			$22,719,651		$882,064	$(4,723,049)	$(167,784)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-United Mexican States 10.375% 9/20/22 Baa2 6/22/26- Quarterly	5,579,000	1.000%	$(10,992)	$40,811	$—	$(51,803)	$—
40    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Protection Purchased/Moody’s Ratings (continued):
JPMCB-Federated Republic of Brazil 4.25% 6/6/25 B2 6/20/26- Quarterly	6,783,000	1.000%	$236,540	$209,689	$26,851	$—	$—
			225,548	250,500	26,851	(51,803)	—
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(12,195).
Summary of abbreviations:
BB – Barclays Bank
NQ-189 [7/21] 9/21 (1845861)    41

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
Summary of abbreviations: (continued)
BNYM – Bank of New York Mellon
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR04M – ICE LIBOR USD 4 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
TBD – To be determined
yr – Year
Summary of currencies:
CLP – Chilean Peso
EUR – European Monetary Unit
MXN – Mexican Peso
MYR – Malaysia Ringgit
TRY – Turkish Lira
USD – US Dollar
UYU – Uruguay Peso
42    NQ-189 [7/21] 9/21 (1845861)

(Unaudited)
Summary of currencies: (continued)
ZAR – South Africa Rand
NQ-189 [7/21] 9/21 (1845861)    43